Victory Pioneer High Yield VCT Portfolio Expense Example - Victory Pioneer High Yield VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,305
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	$ 1,599